Property and equipment (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Property and equipment
Beginning balance	$ 1,578,422
Ending balance	1,460,890	$ 1,578,422
Cost
Property and equipment
Beginning balance	2,275,455	2,895,842
Additions	34,563	599,578
Disposals		(429,726)
Transferred to Inventory	(38,455)	(154,912)
Deconsolidation on sale of subsidiary		(635,327)
Ending balance	2,271,563	2,275,455
Accumulated depreciation
Property and equipment
Beginning balance	(697,033)	(581,916)
Depreciation	114,785	257,992
Disposals		42,029
Transferred to Inventory	(1,145)	(21,394)
Deconsolidation on sale of subsidiary		79,452
Ending balance	(810,673)	(697,033)
Machinery and equipment
Property and equipment
Beginning balance	158,517
Ending balance	142,883	158,517
Machinery and equipment | Cost
Property and equipment
Beginning balance	426,338	395,493
Additions		30,845
Ending balance	426,338	426,338
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(267,821)	(229,299)
Depreciation	15,634	38,522
Ending balance	(283,455)	(267,821)
Rolling stock
Property and equipment
Beginning balance	11,220
Ending balance	9,560	11,220
Rolling stock | Cost
Property and equipment
Beginning balance	46,149	49,274
Additions		3,088
Disposals		(6,213)
Ending balance	46,149	46,149
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	(34,929)	(34,010)
Depreciation	1,660	4,574
Disposals		3,655
Ending balance	(36,589)	(34,929)
Computer equipment
Property and equipment
Beginning balance	3,581
Ending balance	7,145	3,581
Computer equipment | Cost
Property and equipment
Beginning balance	25,243	25,243
Additions	4,897
Ending balance	30,140	25,243
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	(21,662)	(17,288)
Depreciation	1,333	4,374
Ending balance	(22,995)	(21,662)
Moulds
Property and equipment
Beginning balance	965,502
Ending balance	943,477	965,502
Moulds | Cost
Property and equipment
Beginning balance	1,116,447	942,425
Additions		236,654
Disposals		(62,632)
Ending balance	1,116,447	1,116,447
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	(150,945)	(110,724)
Depreciation	22,025	40,949
Disposals		728
Ending balance	(172,970)	(150,945)
Leasehold improvements
Property and equipment
Beginning balance	156,553
Ending balance	126,588	156,553
Leasehold improvements | Cost
Property and equipment
Beginning balance	372,055	362,055
Additions	22,866	10,000
Ending balance	394,921	372,055
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(215,502)	(113,837)
Depreciation	52,831	101,665
Ending balance	(268,333)	(215,502)
Boat rental fleet
Property and equipment
Beginning balance	283,049
Ending balance	231,237	283,049
Boat rental fleet | Cost
Property and equipment
Beginning balance	289,223	1,121,352
Additions	6,800	318,991
Disposals		(360,881)
Transferred to Inventory	(38,455)	(154,912)
Deconsolidation on sale of subsidiary		(635,327)
Ending balance	257,568	289,223
Boat rental fleet | Accumulated depreciation
Property and equipment
Beginning balance	(6,174)	(76,758)
Depreciation	21,302	67,908
Disposals		37,646
Transferred to Inventory	(1,145)	(21,394)
Deconsolidation on sale of subsidiary		79,452
Ending balance	$ (26,331)	$ (6,174)